[AIM LOGO APPEARS HERE]       Dear Shareholder:
--Registered Trademark

                [PHOTO OF     We are pleased to send you this report on the
LETTER          Bob Graham    Reserve Class of Short-Term Investments Trust's
TO OUR         APPEARS HERE]  Treasury Portfolio for the fiscal year ended
SHAREHOLDERS                  August 31, 2001. Persistent earnings woes among
               many companies continued to plague equity markets. The sluggish conditions of the slow to no-growth U.S. economy have carried into the third quarter, and the pace of the contraction is accelerating to a point where all markets are vulnerable.
                 After spending much of 1999 and 2000 battling a perceived
               inflation threat by raising interest rates, the Federal Reserve
               Board (the Fed) suddenly found itself battling the very real threat of economic recession in 2001. In its most aggressive easing posture during the Greenspan era, the Fed lowered short-term interest rates seven times year-to-date, cutting the key federal funds rate (the rate banks charge one another for overnight loans) from 6.50% to 3.50%--its lowest level in seven years.
                 Thus far the Fed's rate cuts have done little to stimulate the lackluster U.S. economy because such moves traditionally take at least six months to trickle down to the marketplace. The Fed's previous rate hikes, implemented to slow the country's growth rate, did just that. Economic growth fell from an annual rate of 8.0% in the first quarter of 2000 to 1.0% in the fourth quarter and increased only slightly in the first and second quarters of 2001.
                 Continued volatility in equity markets and mixed economic news drove many investors to move money from the stock market into fixed-income markets, particularly money markets. Such increased demand helped drive down yields on shorter-term issues, which facilitated a reversal of the inverted Treasury yield curve.
                 After largely flattening at the beginning of 2001, by the end of the reporting period the yield curve had returned to its traditional shape, meaning that yields on short-term issues had fallen below those of longer-term issues. The yield on cash in the form of three-month Treasury bills fell the most dramatically, starting the fiscal year at 6.25% and ending it at 3.54%. The 30-year Treasury bond saw much less movement, with its yield falling from 5.74% to 5.51% during the past 12 months.

               FUND PROVIDES HAVEN DURING UNCERTAINTY

               Amidst an uncertain and volatile market environment, the fund continued to provide attractive income and safety of principal. The fund's weighted average maturity (WAM) remained in the 22-day to 39-day range during the 12 months ended August 31, 2001. As of the end of the reporting period, the WAM stood at 35 days, and the seven-day yield for the Reserve Class was 2.76%. The average monthly yield was 2.84%*. Total net assets in the Reserve Class stood at $212.8 million. Had the distributor not waived fees, performance would have been lower.
                 The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex

                                                                     (continued)
               to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to IBC Financial Data, Inc.
                 The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It purchases only direct obligations of the U.S. Treasury and repurchase agreements secured by Treasuries. Securities purchased for the portfolio will have maturities of 397 days or less. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and guarantee the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

               MARKET TURMOIL LIKELY TO CONTINUE
               It's hard to predict with any certainty how markets will behave in the future, especially as the present market downturn has proved to be more persistent than many had expected. But inflation remains low, and the Fed's rate cuts have signaled that it is ready to move aggressively to keep markets and the economy afloat. Historically, this has been a catalyst to reinvigorate the economy, although such a resurgence takes time. Regardless of market trends, the fund is well positioned to respond quickly to interest-rate changes and to continue to provide a competitive yield.

                 We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

               Respectfully submitted,


               /s/ ROBERT H. GRAHAM
               Robert H. Graham
               Chairman

SCHEDULE OF INVESTMENTS

August 31, 2001

                                                    PAR
                                         MATURITY  (000)       VALUE
       U.S. TREASURY SECURITIES - 33.21%
       U.S. Treasury Bills - 27.32%/(a)/
          3.48%                          09/06/01 $ 50,000 $   49,975,869
       ------------------------------------------------------------------
          3.75%                          09/13/01   50,000     49,937,458
       ------------------------------------------------------------------
          4.24%                          09/13/01   25,000     24,964,667
       ------------------------------------------------------------------
          3.41%                          09/20/01   50,000     49,910,014
       ------------------------------------------------------------------
          3.38%                          09/27/01  100,000     99,755,961
       ------------------------------------------------------------------
          3.57%                          10/04/01   50,000     49,836,604
       ------------------------------------------------------------------
          3.97%                          10/11/01   25,000     24,889,722
       ------------------------------------------------------------------
          3.72%                          10/18/01   50,000     49,757,167
       ------------------------------------------------------------------
          3.74%                          10/18/01   50,000     49,756,188
       ------------------------------------------------------------------
          4.10%                          10/18/01   50,000     49,732,361
       ------------------------------------------------------------------
          3.86%                          10/25/01   50,000     49,710,688
       ------------------------------------------------------------------
          3.46%                          11/01/01  100,000     99,414,570
       ------------------------------------------------------------------
          3.58%                          11/15/01   50,000     49,627,083
       ------------------------------------------------------------------
          3.68%                          11/15/01   50,000     49,616,667
       ------------------------------------------------------------------
          3.43%                          11/23/01   50,000     49,604,309
       ------------------------------------------------------------------
          3.49%                          12/06/01   50,000     49,535,333
       ------------------------------------------------------------------
          3.51%                          12/06/01   50,000     49,532,000
       ------------------------------------------------------------------
          3.47%                          12/13/01   50,000     49,503,597
       ------------------------------------------------------------------
          3.36%                          12/20/01  100,000     98,973,716
       ------------------------------------------------------------------
          3.37%                          12/27/01   50,000     49,452,375
       ------------------------------------------------------------------
          3.38%                          12/27/01   50,000     49,451,563
       ------------------------------------------------------------------
          3.44%                          01/10/02   50,000     49,374,111
       ------------------------------------------------------------------
          3.41%                          01/17/02  100,000     98,692,450
       ------------------------------------------------------------------
          3.36%                          01/24/02   50,000     49,324,340
       ------------------------------------------------------------------
          3.37%                          01/24/02   50,000     49,321,319
       ------------------------------------------------------------------
          3.29%                          01/31/02   50,000     49,306,078
       ------------------------------------------------------------------
          3.28%                          02/07/02   50,000     49,276,329
       ------------------------------------------------------------------
          3.29%                          02/07/02   50,000     49,273,458
       ------------------------------------------------------------------
          3.27%                          02/21/02   50,000     49,215,493
       ------------------------------------------------------------------
          3.28%                          02/21/02   75,000     73,819,635
       ------------------------------------------------------------------
          4.25%                          02/28/02   50,000     48,938,750
       ------------------------------------------------------------------
          4.30%                          02/28/02   50,000     48,925,000
       ------------------------------------------------------------------
                                                            1,758,404,875
       ------------------------------------------------------------------

                                                                  PAR
                                                       MATURITY  (000)       VALUE
U.S. Treasury Notes  - 5.89%
   6.38%                                               09/30/01 $ 25,000 $   25,042,155
----------------------------------------------------------------------------------------
   6.25%                                               10/31/01   50,000     50,155,853
----------------------------------------------------------------------------------------
   7.50%                                               11/15/01   50,000     50,382,539
----------------------------------------------------------------------------------------
   5.88%                                               11/30/01  100,000    100,487,737
----------------------------------------------------------------------------------------
   6.13%                                               12/31/01   50,000     50,392,739
----------------------------------------------------------------------------------------
   6.38%                                               06/30/02   50,000     51,096,663
----------------------------------------------------------------------------------------
   6.38%                                               08/15/02   50,000     51,380,318
----------------------------------------------------------------------------------------
                                                                            378,938,004
----------------------------------------------------------------------------------------
Total U.S. Treasury Securities (Cost $2,137,342,879)                      2,137,342,879
----------------------------------------------------------------------------------------
Total Investments (excluding Repurchase Agreements)                       2,137,342,879
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 66.88%/(b)/
Bank of Nova Scotia (Canada)/(c)/
   3.65%                                               09/04/01  275,000    275,000,000
----------------------------------------------------------------------------------------
Barclays Capital Inc. (United Kingdom)/(d)/
   3.66%                                               09/04/01  500,000    500,000,000
----------------------------------------------------------------------------------------
CIBC Oppenheimer Corp. (Canada)/(e)/
   3.65%                                               09/04/01  275,000    275,000,000
----------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (Switzerland)/(f)/
   3.67%                                               09/04/01  250,000    250,000,000
----------------------------------------------------------------------------------------
Deutsche Bank Securities Inc. (Germany)
   3.67%/(g)/                                          09/04/01  500,000    500,000,000
----------------------------------------------------------------------------------------
   3.67%/(h)/                                                --  500,000    500,000,000
----------------------------------------------------------------------------------------
Dresdner Kleinwort Benson NA LLC/(i)/
   3.65%                                               09/04/01  250,000    250,000,000
----------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc./(j)/
   3.66%                                               09/04/01  250,000    250,000,000
----------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc.
   4.45%/(k)/                                          10/01/01  250,000    250,000,000
----------------------------------------------------------------------------------------
   3.68%/(l)/                                          12/14/01  200,000    200,000,000
----------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
   3.65%/(m)/                                          09/04/01  300,000    300,000,000
----------------------------------------------------------------------------------------
   3.67%/(n)/                                          09/04/01  275,000    275,000,000
----------------------------------------------------------------------------------------
UBS Warburg (Switzerland)/(o)/
   3.65%                                               09/04/01  204,286    204,286,230
----------------------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale (Germany)/(p)/
   3.65%                                               09/04/01  275,000    275,000,000
----------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $4,304,286,230)                         4,304,286,230
----------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.09% (Cost $6,441,629,109)/(q)/                    6,441,629,109
----------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - (0.09)%                                      (5,791,238)
----------------------------------------------------------------------------------------
NET ASSETS - 100.00%                                                     $6,435,837,871
----------------------------------------------------------------------------------------

Notes to Schedule of Investments:
(a)U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b)Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c)Repurchase agreement entered into 08/31/01 with a maturing value of $275,111,528. Collateralized by $255,764,000 U.S. Treasury obligations, 0% to 7.13% due 01/31/02 to 05/15/30 with an aggregate market value at 08/31/01 of $280,500,639.
(d)Repurchase agreement entered into 08/31/01 with a maturing value of $500,203,333. Collateralized by $485,493,000 U.S. Treasury obligations, 0% to 6.00% due 11/08/01 to 04/15/29 with an aggregate market value at 08/31/01 of $510,001,356.
(e)Repurchase agreement entered into 08/31/01 with a maturing value of $275,111,528. Collateralized by $266,291,000 U.S. Treasury obligations, 0% to 6.50% due 01/31/02 to 08/15/29 with an aggregate market value at 08/31/01 of $280,501,043.
(f)Repurchase agreement entered into 08/31/01 with a maturing value of $250,101,944. Collateralized by $225,394,000 U.S. Treasury obligations, 3.63% due 07/15/02 to 01/15/08 with an aggregate market value at 08/31/01 of $255,000,464.
(g)Repurchase agreement entered into 08/31/01 with a maturing value of $500,203,889. Collateralized by $467,290,000 U.S. Treasury obligations, 0% to 13.88% due 12/06/01 to 08/15/26 with an aggregate market value at 08/31/01 of $510,000,386.
(h)Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $487,624,000 U.S. Treasury obligations, 0% to 6.38% due 10/18/01 to 08/15/23 with an aggregate market value at 08/31/01 of $510,000,337.
(i)Repurchase agreement entered into 08/31/01 with a maturing value of $250,101,389. Collateralized by $256,983,000 U.S. Treasury obligations, 0% due 11/08/01 to 01/10/02 with an aggregate market value at 08/31/01 of $255,001,840.
(j)Repurchase agreement entered into 08/31/01 with a maturing value of $250,101,667. Collateralized by $194,642,000 U.S. Treasury obligations, 6.00% to 9.13% due 11/15/16 to 02/15/26 with an aggregate market value at 08/31/01 of $255,002,842.
(k)Term repurchase agreement entered into 04/02/01. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $230,635,000 U.S. Treasury obligations, 7.50% due 02/15/05 with a market value at 08/31/01 of $256,252,522.
(l)Term repurchase agreement entered into 06/05/01. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $197,845,000 U.S. Treasury obligations, 5.125% due 12/31/02 with a market value at 08/31/01 of $204,004,807.
(m)Repurchase agreement entered into 08/31/01 with a maturing value of $300,121,667. Collateralized by $294,055,000 U.S. Treasury obligations, 5.50% to 6.50% due 02/28/02 to 05/15/09 with an aggregate market value at 08/31/01 of $306,131,800.
(n)Repurchase agreement entered into 08/31/01 with a maturing value of $275,112,139. Collateralized by $646,570,000 U.S. Treasury obligations, 0% to 7.88% due 08/31/02 to 05/15/30 with an aggregate market value at 08/31/01 of $280,870,926.
(o)Joint repurchase agreement entered into 08/31/01 with a maturing value of $500,202,778. Collateralized by $1,820,904,000 U.S. Treasury obligations, 0% due 11/15/14 to 11/15/27 with an aggregate market value at 08/31/01 of $510,000,431.
(p)Repurchase agreement entered into 08/31/01 with a maturing value of $275,111,528. Collateralized by $276,423,000 U.S. Treasury obligations, 3.63% to 5.75% due 08/31/03 to 08/15/11 with an aggregate market value at 08/31/01 of $280,500,055.
(q)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2001

Assets:

Investments, excluding repurchase agreements, at value (amortized cost)  $2,137,342,879
---------------------------------------------------------------------------------------
Repurchase agreements                                                     4,304,286,230
---------------------------------------------------------------------------------------
Interest receivable                                                          12,377,560
---------------------------------------------------------------------------------------
Investment for deferred compensation plan                                       148,652
---------------------------------------------------------------------------------------
Other assets                                                                     62,179
---------------------------------------------------------------------------------------
   Total assets                                                           6,454,217,500
---------------------------------------------------------------------------------------

Liabilities:

Payables for:
  Dividends                                                                  17,063,268
---------------------------------------------------------------------------------------
  Deferred compensation plan                                                    148,652
---------------------------------------------------------------------------------------
Accrued distribution fees                                                       536,278
---------------------------------------------------------------------------------------
Accrued trustees' fees                                                            5,064
---------------------------------------------------------------------------------------
Accrued transfer agent fees                                                     248,536
---------------------------------------------------------------------------------------
Accrued operating expenses                                                      377,831
---------------------------------------------------------------------------------------
   Total liabilities                                                         18,379,629
---------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                              $6,435,837,871
---------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                      $3,782,580,906
---------------------------------------------------------------------------------------
Private Investment Class                                                 $  608,021,539
---------------------------------------------------------------------------------------
Personal Investment Class                                                $  307,840,996
---------------------------------------------------------------------------------------
Cash Management Class                                                    $1,155,372,600
---------------------------------------------------------------------------------------
Reserve Class                                                            $  212,817,904
---------------------------------------------------------------------------------------
Resource Class                                                           $  369,203,926
---------------------------------------------------------------------------------------

Shares outstanding, $0.01 par value per share:

Institutional Class                                                       3,782,244,453
---------------------------------------------------------------------------------------
Private Investment Class                                                    607,977,411
---------------------------------------------------------------------------------------
Personal Investment Class                                                   307,803,578
---------------------------------------------------------------------------------------
Cash Management Class                                                     1,155,273,874
---------------------------------------------------------------------------------------
Reserve Class                                                               212,808,878
---------------------------------------------------------------------------------------
Resource Class                                                              369,160,231
---------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share for all classes $         1.00
---------------------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2001

Investment income:

Interest                                             $297,673,454
------------------------------------------------------------------

Expenses:

Advisory fees                                           3,272,273
------------------------------------------------------------------
Administrative services fees                              335,862
------------------------------------------------------------------
Custodian fees                                            362,196
------------------------------------------------------------------
Distribution fees:
  Private Investment Class                              2,902,130
------------------------------------------------------------------
  Personal Investment Class                             2,231,240
------------------------------------------------------------------
  Cash Management Class                                 1,012,231
------------------------------------------------------------------
  Reserve Class                                         1,586,882
------------------------------------------------------------------
  Resource Class                                        1,035,171
------------------------------------------------------------------
Transfer agent fees                                     1,009,014
------------------------------------------------------------------
Trustees' fees                                             24,159
------------------------------------------------------------------
Other                                                     653,204
------------------------------------------------------------------
   Total expenses                                      14,424,362
------------------------------------------------------------------
Less:  Fees waived                                     (2,631,455)
------------------------------------------------------------------
   Net expenses                                        11,792,907
------------------------------------------------------------------
Net investment income                                 285,880,547
------------------------------------------------------------------
Net realized gain from investment securities              109,904
------------------------------------------------------------------
Net increase in net assets resulting from operations $285,990,451
------------------------------------------------------------------


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2001 and 2000

                                                                2001            2000
                                                           --------------  --------------
Operations:
  Net investment income                                    $  285,880,547  $  286,202,392
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                    109,904         103,423
------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations       285,990,451     286,305,815
------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Institutional Class                                        (160,940,013)   (168,250,201)
------------------------------------------------------------------------------------------
  Private Investment Class                                    (28,769,606)    (31,619,432)
------------------------------------------------------------------------------------------
  Personal Investment Class                                   (14,038,837)    (14,529,364)
------------------------------------------------------------------------------------------
  Cash Management Class                                       (51,040,115)    (48,379,385)
------------------------------------------------------------------------------------------
  Reserve Class                                                (6,902,629)     (6,635,851)
------------------------------------------------------------------------------------------
  Resource Class                                              (24,189,347)    (16,788,159)
------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                         777,077,429    (158,816,289)
------------------------------------------------------------------------------------------
  Private Investment Class                                     (8,979,944)    201,791,567
------------------------------------------------------------------------------------------
  Personal Investment Class                                    22,146,723         749,971
------------------------------------------------------------------------------------------
  Cash Management Class                                       374,930,259     (79,947,027)
------------------------------------------------------------------------------------------
  Reserve Class                                                71,929,011      20,906,537
------------------------------------------------------------------------------------------
  Resource Class                                               64,059,857     (53,970,656)
------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                    1,301,273,239     (69,182,474)
------------------------------------------------------------------------------------------
Net assets:
Beginning of year                                           5,134,564,632   5,203,747,106
------------------------------------------------------------------------------------------
End of year                                                $6,435,837,871  $5,134,564,632
------------------------------------------------------------------------------------------
Net assets consist of:
Shares of beneficial interest                              $6,435,268,425  $5,134,105,090
------------------------------------------------------------------------------------------
Undistributed net realized gain from investment securities        569,446         459,542
------------------------------------------------------------------------------------------
                                                           $6,435,837,871  $5,134,564,632
------------------------------------------------------------------------------------------

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2001

Note 1 - Significant Accounting Policies

The Treasury Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Trust is organized as a Delaware business trust consisting of three separate portfolios. The Fund currently consists of six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.Security Valuations - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
B.Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C.Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay on the first business day of the following month.
D.Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

Note 2 - Advisory Fees and Other Transactions with Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Fund calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Fund:

Net Assets                        Rate
----------                        ----
First $300 million............... 0.15%
Over $300 million to $1.5 billion 0.06%
Over $1.5 billion................ 0.05%

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2001, AIM was paid $335,862 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2001, AFS was paid $751,426 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Trust, FMC acts as the exclusive distributor of the Fund's shares. The Trust has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the respective classes. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. For the year ended August 31, 2001, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,741,278, $1,487,493, $809,785, $1,269,506 and $828,137, respectively, as compensation under the Plan and FMC waived fees of $2,631,455.
  Certain officers and trustees of the Trust are officers and directors AIM, FMC, and AFS.
  During the year ended August 31, 2001, the Fund paid legal fees of $11,150 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

Note 3 - Trustees' Fees

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

Note 4 - Share Information

Changes in shares outstanding during the years ended August 31, 2001 and 2000 were as follows:

                                                    2001                                     2000
                                     ---------------------------------------  ---------------------------------------
                                         Shares               Amount              Shares               Amount
                                     ---------------     ----------------     ---------------     ----------------
Sold:
   Institutional Class                16,003,970,155     $ 16,003,970,155      13,259,879,098     $ 13,259,879,098
----------------------------------------------------------------------------------------------------------------------
   Private Investment Class            3,637,804,370        3,637,804,370       4,452,716,202        4,452,716,202
----------------------------------------------------------------------------------------------------------------------
   Personal Investment Class           3,015,793,507        3,015,793,507       2,802,718,615        2,802,718,615
----------------------------------------------------------------------------------------------------------------------
   Cash Management Class               7,581,436,052        7,581,436,052       3,936,809,001        3,936,809,001
----------------------------------------------------------------------------------------------------------------------
   Reserve Class                       1,128,367,787        1,128,367,787       1,043,878,989        1,043,878,989
----------------------------------------------------------------------------------------------------------------------
   Resource Class                      4,652,045,566        4,652,045,566       3,019,552,372        3,019,552,372
----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
   Institutional Class                    35,803,157           35,803,157          31,333,569           31,333,569
----------------------------------------------------------------------------------------------------------------------
   Private Investment Class                6,878,400            6,878,400           6,230,329            6,230,329
----------------------------------------------------------------------------------------------------------------------
   Personal Investment Class              12,258,350           12,258,350          11,719,987           11,719,987
----------------------------------------------------------------------------------------------------------------------
   Cash Management Class                  12,468,199           12,468,199          15,673,083           15,673,083
----------------------------------------------------------------------------------------------------------------------
   Reserve Class                           6,881,920            6,881,920           6,352,088            6,352,088
----------------------------------------------------------------------------------------------------------------------
   Resource Class                         18,406,248           18,406,248          13,456,848           13,456,848
----------------------------------------------------------------------------------------------------------------------
Reacquired:
   Institutional Class               (15,262,695,883)     (15,262,695,883)    (13,450,028,956)     (13,450,028,956)
----------------------------------------------------------------------------------------------------------------------
   Private Investment Class           (3,653,662,714)      (3,653,662,714)     (4,257,154,964)      (4,257,154,964)
----------------------------------------------------------------------------------------------------------------------
   Personal Investment Class          (3,005,905,134)      (3,005,905,134)     (2,813,688,631)      (2,813,688,631)
----------------------------------------------------------------------------------------------------------------------
   Cash Management Class              (7,218,973,992)      (7,218,973,992)     (4,032,429,111)      (4,032,429,111)
----------------------------------------------------------------------------------------------------------------------
   Reserve Class                      (1,063,320,696)      (1,063,320,696)     (1,029,324,540)      (1,029,324,540)
----------------------------------------------------------------------------------------------------------------------
   Resource Class                     (4,606,391,957)      (4,606,391,957)     (3,086,979,876)      (3,086,979,876)
----------------------------------------------------------------------------------------------------------------------
                                       1,301,163,335     $  1,301,163,335         (69,285,897)    $    (69,285,897)
----------------------------------------------------------------------------------------------------------------------

Note 5 - Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   Reserve Class
                                                     -----------------------------------
                                                                               January 4,
                                                                                  1999
                                                                               (Date sales
                                                      Year ended August 31,    commenced)
                                                     -----------------------  to August 31,
                                                       2001           2000        1999
                                                     --------       --------  -------------
Net asset value, beginning of period                 $   1.00       $   1.00    $   1.00
----------------------------------------------------------------------------------------------
Net investment income                                    0.04           0.05        0.03
----------------------------------------------------------------------------------------------
Less dividends from net investment income               (0.04)         (0.05)      (0.03)
----------------------------------------------------------------------------------------------
Net asset value, end of period                       $   1.00       $   1.00    $   1.00
----------------------------------------------------------------------------------------------
Total return/(a)/                                        4.53%          4.99%       2.63%
----------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $212,818       $140,886    $119,976
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
   With fee waivers                                      0.90%/(b)/     0.90%       0.89%/(c)/
----------------------------------------------------------------------------------------------
   Without fee waivers                                   1.10%/(b)/     1.10%       1.09%/(c)/
----------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets     4.32%/(b)/     4.86%       2.09%/(c)/
----------------------------------------------------------------------------------------------

(a)Not annualized for periods less than one year.
(b)Ratios are based on average daily net assets of $158,688,165.
(c)Annualized.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

    We have audited the accompanying statement of assets and liabilities of Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 1999 have been audited by other auditors, whose report dated October 1, 1999 expressed an unqualified opinion on such financial highlights.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Portfolio as of August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

September 14, 2001
Philadelphia, Pennsylvania

                             TRUSTEES
Frank S. Bayley                                            Carl Frischling            Short-Term
Bruce L. Crockett                                         Robert H. Graham            Investments Trust
Owen Daly II                                            Prema Mathai-Davis            (STIT)
Albert R. Dowden                                          Lewis F. Pennock
Edward K. Dunn, Jr.                                        Ruth H. Quigley            Treasury
Jack M. Fields                                              Louis S. Sklar            Portfolio

                             OFFICERS                                                 ----------------------------
Robert H. Graham                                       Chairman & President
Gary T. Crum                                             Sr. Vice President           Reserve         ANNUAL
Carol F. Relihan                             Sr. Vice President & Secretary           Class            REPORT
Dana R. Sutton                                   Vice President & Treasurer
Melville B. Cox                                              Vice President
Karen Dunn Kelley                                            Vice President
Mary J. Benson               Assistant Vice President & Assistant Treasurer
Sheri Morris                 Assistant Vice President & Assistant Treasurer

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173
                           800-347-1919

                            DISTRIBUTOR
                      Fund Management Company
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173
                           800-659-1005

                             CUSTODIAN
                       The Bank of New York
                 90 Washington Street, 11th Floor
                        New York, NY 10286

                       LEGAL COUNSEL TO FUND
              Ballard Spahr Andrews & Ingersoll, LLP
                  1735 Market Street, 51st Floor
                    Philadelphia, PA 19103-7599

                     LEGAL COUNSEL TO TRUSTEES
               Kramer, Levin, Naftalis & Frankel LLP                                               AUGUST 31, 2001
                         919 Third Avenue
                        New York, NY 10022

                          TRANSFER AGENT
                     A I M Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

                             AUDITORS
                       Tait, Weller & Baker
                      Eight Penn Center Plaza
                      Philadelphia, PA 19103                                              [LOGO APPEARS HERE]
                                                                                        Fund Management Company
This report may be distributed only to current shareholders or to persons who have received a current prospectus.


TRE-AR-6